LOANS, Types of Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable, Modifications [Line Items]
Subsequent default, number of loans	0	0
Subsequent default, recorded investment | $	$ 0	$ 0
Number of loans	2	1
Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2
Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		1
Paid in Full [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Recorded investment | $	$ 0	$ 0
Paid in Full [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0
Recorded investment | $	$ 0
Paid in Full [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		0
Recorded investment | $		$ 0
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2	1
Recorded investment | $	$ 430	$ 376
Paying as Restructured [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2
Recorded investment | $	$ 430
Paying as Restructured [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		1
Recorded investment | $		$ 376
Converted to Non-accrual [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Recorded investment | $	$ 0	$ 0
Converted to Non-accrual [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0
Recorded investment | $	$ 0
Converted to Non-accrual [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		0
Recorded investment | $		$ 0
Foreclosure/Default [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0	0
Recorded investment | $	$ 0	$ 0
Foreclosure/Default [Member] | Forgiveness of Principal [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0
Recorded investment | $	$ 0
Foreclosure/Default [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
Number of loans		0
Recorded investment | $		$ 0